RULE 497 DOCUMENT

On behalf of PowerShares Fundamental Pure Large Growth Portfolio and PowerShares Fundamental Pure Large Value Portfolio (the “Funds”), each a series of PowerShares Exchange-Traded Fund Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) (Accession No. 0001104659-11-035148), which is incorporated by reference into this Rule 497 Document.